Capital Stock	12 Months Ended
Mar. 31, 2018
Equity and Share-based Compensation [Abstract]
Capital Stock
Capital Stock
(a) Common Shares

The Company had 500 million authorized Class A voting shares, and 500 million authorized Class B non-voting shares, at March 31, 2018 and March 31, 2017.

As discussed in Note 2, immediately prior to the consummation of the December 8, 2016 Starz Merger, the Company effected the reclassification of its capital stock, pursuant to which each previously existing Lionsgate common share was converted into 0.5 shares of a newly issued Class A voting shares and 0.5 shares of a newly issued Class B non-voting shares, subject to the terms and conditions of the Merger Agreement, resulting in 74.2 million of Class A voting shares and 74.2 million of Class B non-voting shares. As of March 31, 2018, there were 15.3 million Class B non-voting shares that had not been issued to the former holders of 22.5 million of former Starz Series A common stock who are exercising their right to judicial appraisal under Delaware law (see Note 2 and Note 16).
The table below outlines common shares reserved for future issuance:

	March 31, 2018	March 31, 2017
	(Amounts in millions)
Stock options and equity-settled SARs outstanding	32.1	33.4
Restricted stock and restricted share units — unvested	2.2	2.7
Common shares available for future issuance under Lionsgate plan(1)	10.3	0.8
Common shares available for future issuance under Starz plan	—	11.8
Shares issuable upon conversion of April 2013 1.25% Notes	2.1	2.1
Shares reserved for future issuance	46.7	50.8

______________

(1)
As of March 31, 2018, amounts represent common shares reserved for issuance under the Company's current 2017 Performance Incentive Plan. As of March 31, 2017, amounts represent common shares reserved for issuance under the Company's former 2012 Performance Incentive Plan. See Share Based Compensation section below for further information.

(b) Share Repurchases
On February 2, 2016, the Company's Board of Directors authorized the Company to increase its previously announced share repurchase plan from a total authorization of $300 million to $468 million. During the years ended March 31, 2018 and 2017 the Company did not repurchase any common shares. During the year ended March 31, 2016, the Company repurchased 3.6 million common shares for an aggregate cost of $73.2 million. To date, approximately $283.2 million common shares have been repurchased, leaving approximately $184.7 million of authorized potential purchases.

(c) Dividends
During the fiscal years ended March 31, 2018, 2017 and 2016, the Company's Board of Directors declared the following quarterly cash dividends:

	Dividends Declared Per Common Share	Total Amount	Payment Date
		(in millions)
Fiscal Year 2018:
Fourth quarter ended March 31, 2018(1)	$0.09	$19.1	May 1, 2018
Fiscal Year 2017:
First quarter ended June 30, 2016	$0.09	$13.3	August 5, 2016
Fiscal Year 2016:
Fourth quarter ended March 31, 2016	$0.09	$13.2	May 27, 2016
Third quarter ended December 31, 2015	$0.09	13.5	February 5, 2016
Second quarter ended September 30, 2015	$0.09	13.3	November 10, 2015
First quarter ended June 30, 2015	$0.07	10.4	August 7, 2015
Total cash dividends declared in fiscal year 2016	$0.34	$50.4
____________________________________________

(1)
As of March 31, 2018, the Company had $19.1 million of cash dividends payable included in accounts payable and accrued liabilities on the consolidated balance sheet. As of March 31, 2018, the Company was not limited in its capacity to pay dividends under the Senior Credit Facilities Amended Credit Agreement and the indenture governing the 5.875% Senior Notes (see Note 7).

(d) Share-based Compensation
The Company's stock option and long-term incentive plans permit the grant of stock options and other equity awards to certain employees, officers, non-employee directors and consultants.

2017 Performance Incentive Plan. On September 12, 2017, the Company’s shareholders approved the Lions Gate Entertainment Corp. 2017 Performance Incentive Plan (the “2017 Plan”) previously adopted by the Board of Directors (the “Board”) of the Company.

The Board or one or more committees appointed by the Board will administer the 2017 Plan. The Board has delegated general administrative authority for the 2017 Plan to the Compensation Committee of the Board. The administrator of the 2017 Plan has broad authority under the 2017 Plan to, among other things, select participants and determine the type(s) of award(s) that they are to receive, and determine the number of shares that are to be subject to awards and the terms and conditions of awards, including the price (if any) to be paid for the shares or the award.

Persons eligible to receive awards under the 2017 Plan include directors of the Company, officers or employees of the Company or any of its subsidiaries, and certain consultants and advisors to the Company or any of its subsidiaries.

The maximum number of Class A voting shares and Class B non-voting shares (the “Common Shares”) that may be issued or transferred pursuant to awards under the 2017 Plan (the “Share Limit”) equals: (1) the number of shares that were available for award grant purposes under the Lions Gate Entertainment Corp. 2012 Performance Incentive Plan (the “2012 Plan”) as of September 12, 2017, plus (2) the number of shares that were available for award grant purposes under the Starz 2016 Omnibus Incentive Plan (the “Starz 2016 Plan”) as of September 12, 2017, plus (3) the number of any shares subject to stock options and share appreciation rights granted under any of the 2012 Plan, the Starz 2016 Plan, the Starz 2011 Nonemployee Director Incentive Plan (Amended and Restated as of October 15, 2013), or the Starz 2011 Incentive Plan (Amended and Restated as of October 15, 2013) (collectively, the “Prior Plans”) and outstanding on September 12, 2017 which expire, or for any reason are cancelled or terminated, after that date without being exercised, plus (4) the number of any shares subject to restricted stock and restricted share unit awards granted under any of the Prior Plans that are outstanding and unvested as of September 12, 2017 which are forfeited, terminated, cancelled, or otherwise reacquired after that date without having become vested. No new awards may be granted under any of the Prior Plans. As of September 12, 2017 (immediately prior to the shareholder approval of the 2017 Plan), the total number of Common Shares available for award grant purposes under the 2012 Plan and the Starz 2016 Plan was 12,973,816 shares, and the total number of Common Shares subject to then-outstanding awards granted under the Prior Plans was 34,790,628 shares.

The Common Shares available for issuance under the 2017 Plan may be either the Class A voting shares or the Class B non-voting shares, as determined by administrator of the 2017 Plan and set forth in the applicable award agreement. However, in no event may the combined number of Class A voting shares and Class B non-voting shares issued under the 2017 Plan exceed the Share Limit described above.

Shares that are subject to or underlie awards which expire or for any reason are cancelled or terminated, are forfeited, fail to vest, or for any other reason are not paid or delivered under the 2017 Plan will again be available for subsequent awards under the 2017 Plan. Shares that are exchanged by a participant or withheld by the Company to pay the exercise price of an award granted under the 2017 Plan or any of the Prior Plans, as well as any shares exchanged or withheld to satisfy the tax withholding obligations related to any award granted under the 2017 Plan or any of the Prior Plans, will again be available for subsequent awards under the 2017 Plan. To the extent that an award is settled in cash or a form other than shares, the shares that would have been delivered had there been no such cash or other settlement will again be available for subsequent awards under the 2017 Plan. In the event that shares are delivered in respect of a dividend equivalent right, the actual number of shares delivered with respect to the award shall be counted against the share limits of the 2017 Plan. To the extent that shares are delivered pursuant to the exercise of a share appreciation right or stock option, the number of underlying shares as to which the exercise related shall be counted against the applicable share limits, as opposed to only counting the shares actually issued.

The types of awards that may be granted under the 2017 Plan include stock options, share appreciation rights, restricted stock, restricted share units, stock bonuses and other forms of awards granted or denominated in shares or units of shares, as well as certain cash bonus awards.

As is customary in incentive plans of this nature, each share limit and the number and kind of shares available under the 2017 Plan and any outstanding awards, as well as the exercise or purchase prices of awards, and performance targets under certain types of performance-based awards, are subject to adjustment in the event of certain reorganizations, mergers, combinations, recapitalizations, stock splits, stock dividends, or other similar events that change the number or kind of shares outstanding, and extraordinary dividends or distributions of property to the shareholders.
2012 Performance Incentive Plan: At the effective time of the closing of the merger, Starz had outstanding equity awards under the Starz Transitional Stock Adjustment Plan, Starz 2011 Incentive Plan, Starz 2011 Nonemployee Director Plan and Starz 2016 Omnibus Incentive Plan (collectively, the “Starz Plans”). In accordance with the Merger Agreement, at the effective time of the closing of the Starz Merger, the Company assumed the Starz Plans and the restricted stock unit awards, unvested stock options and restricted stock awards, in each case, granted under the Starz Plans (collectively, the “Assumed Awards”). As a result of this assumption, at the effective time of the closing of the Starz Merger, the Assumed Awards were converted into corresponding awards relating to Class B non-voting shares, after giving effect to appropriate adjustments to reflect the consummation of the Starz Merger. There were 30.3 million Class B non-voting shares issuable in connection with the Assumed Awards held by Starz employees and awards to be granted under the Starz Plans following the Starz Merger.
The measurement of all share-based awards uses a fair value method and the recognition of the related share-based compensation expense in the consolidated financial statements is recorded over the requisite service period. Further, the Company estimates forfeitures for share-based awards that are not expected to vest. As share-based compensation expense recognized in the Company’s consolidated financial statements is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

The Company recognized the following share-based compensation expense during the years ended March 31, 2018, 2017 and 2016:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Compensation Expense:
Stock options	$43.1	$42.5	$31.0
Restricted share units and other share-based compensation	36.2	34.0	25.0
Share appreciation rights	6.3	0.6	0.3
	85.6	77.1	56.3
Immediately vested restricted share units issued under annual bonus program(1)	—	—	22.2
Impact of accelerated vesting on equity awards(2)	2.9	2.4	—
Total share-based compensation expense	$88.5	$79.5	$78.5

Tax impact(3)	(29.6)	(28.0)	(28.6)
Reduction in net income	$58.9	$51.5	$49.9
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(1)	Represents the impact of immediately vested stock awards granted as part of the Company's annual bonus program, and issued in lieu of cash bonuses.

(2)	Represents the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.

(3)	Represents the income tax benefit recognized in the statements of income for share-based compensation arrangements.

Share-based compensation expense, by expense category, consisted of the following:

	Year Ended
	March 31,
	2018	2017	2016
	(Amounts in millions)
Compensation Expense:
Direct operating	$1.1	$1.2	$—
Distribution and marketing	0.9	0.4	—
General and administration	83.6	75.5	78.5
Restructuring and other	2.9	2.4	—
	$88.5	$79.5	$78.5

Stock Options

The following tables set forth the stock option activity during the years ended March 31, 2018, 2017 and 2016. The activity prior to the December 8, 2016 consummation of the Starz Merger and related reclassification of Lionsgate stock discussed above is presented in the table below:

	Number of	Weighted- Average Exercise
Options:	Shares	Price
Outstanding at March 31, 2015	13,214,696	$21.26
Granted	3,538,346	31.50
Exercised	(640,008)	13.01
Forfeited or expired	(19,138)	26.54
Outstanding at March 31, 2016	16,093,896	$23.83
Granted	5,997,539	22.73
Exercised	(2,145,852)	9.78
Forfeited or expired	(552,067)	32.39
Outstanding at December 8, 2016 before share reclassification	19,393,516	$24.80
Reclassification of common shares to newly issued Class A voting shares and Class B non-voting shares	(19,393,516)
Outstanding at December 8, 2016 after share reclassification	—

Immediately prior to the consummation of the Starz Merger and in accordance with the reclassification of the Company's shares discussed above, each outstanding share-based equity award (i.e., stock options and restricted share units) of the Company was also adjusted to reflect the reclassification of the underlying shares of each award. Upon the closing of the Starz Merger, each outstanding share-based equity award (i.e., stock options, restricted stock, and restricted stock units) of Starz was replaced by a Class B non-voting share-based equity award (“Lions Gate replacement award”) with terms equivalent to the existing awards based on the exchange ratio set forth in the Merger Agreement. The stock option, restricted stock and restricted share unit activity from the December 8, 2016 consummation of the Starz Merger and related reclassification of the Company's shares discussed above, through March 31, 2018 is presented in the table below:

	Stock Options and Equity-Settled SARs(1)
	Class A Voting Shares				Class B Non-Voting Shares
	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term In Years	Aggregate Intrinsic Value as of March 31, 2018	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term In Years	Aggregate Intrinsic Value as of March 31, 2018
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common shares at December 8, 2016	9,528,634	$25.53			9,528,634	$24.68
Issuance for Lions Gate replacement awards	—	—			15,395,707	$14.68
Granted	36,645	$26.03			1,783,446	$25.17
Exercised	(447,140)	$10.25			(2,198,914)	$12.43
Forfeited or expired	(28,224)	$33.65			(207,169)	$25.52
Outstanding at March 31, 2017	9,089,915	$26.67			24,301,704	$19.63
Granted	455,395	$30.78			2,405,095	$28.84
Exercised	(537,930)	$19.29			(2,612,877)	$17.15
Forfeited or expired	(370,943)	$36.31			(630,807)	$30.72
Outstanding at March 31, 2018	8,636,437	$26.93	6.31	$20,567,305	23,463,115	$20.56	6.17	$130,946,902
Outstanding as of March 31, 2018, vested or expected to vest in the future	8,606,761	$26.94	6.31	$20,449,524	23,317,418	$20.52	6.15	$130,846,866
Exercisable at March 31, 2018	5,498,184	$28.12	5.07	$12,157,537	16,776,803	$18.55	4.70	$124,449,854
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(1)
Amounts for the year ended March 31, 2017 have been reclassified to conform to the current period presentation, and now include the Company’s equity-settled share-appreciation rights ("SARs"), which were previously accounted for as cash-settled SARs.

The fair value of each option award is estimated on the date of grant using a closed-form option valuation model (Black-Scholes). The following table presents the weighted average grant-date fair value of options granted in the years ended March 31, 2018, 2017 and 2016, and the weighted average applicable assumptions used in the Black-Scholes option-pricing model for stock options and share-appreciation rights granted during the years then ended:

	Year Ended March 31,
	2018	2017	2016
Weighted average fair value of grants	$8.38	$6.88	$7.64
Weighted average assumptions:
Risk-free interest rate(1)	1.7% - 2.7%	1.2% - 2.4%	0.9% - 1.9%
Expected option lives (in years)(2)	4 - 6 years	4 - 10 years	3 - 6 years
Expected volatility for options(3)	35%	35%	35%
Expected dividend yield(4)	0.0% - 1.5%	0.0% - 1.8%	0.8% - 1.8%

____________________________

(1)	The risk-free rate assumed in valuing the options is based on the U.S. Treasury Yield curve in effect applied against the expected term of the option at the time of the grant.

(2)	The expected term of options granted represents the period of time that options granted are expected to be outstanding.

(3)	Expected volatilities are based on implied volatilities from traded options on the Company’s shares, historical volatility of the Company’s shares and other factors.

(4)	The expected dividend yield is estimated by dividing the expected annual dividend by the market price of the Company's shares at the date of grant.
The total intrinsic value of options exercised as of each exercise date during the year ended March 31, 2018 was $36.9 million (2017 — $30.0 million, 2016— $15.6 million).
During the year ended March 31, 2018, 112,162 shares (2017 — 819,503 shares, 2016 — 93,210 shares) were cancelled to fund withholding tax obligations upon exercise of options.
Restricted Share Units

The following tables set forth the restricted share unit activity during the years ended March 31, 2018, 2017 and 2016. The activity prior to the December 8, 2016 consummation of the Starz Merger and related reclassification of the Company's shares discussed above is presented in the table below:

Restricted Share Units:	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding at March 31, 2015	1,662,028	$28.10
Granted	1,461,521	32.36
Vested	(1,438,207)	28.22
Forfeited	(37,910)	30.36
Outstanding at March 31, 2016	1,647,432	$31.74
Granted	1,537,632	20.89
Vested	(1,789,908)	25.01
Forfeited	(164,592)	30.18
Outstanding at December 8, 2016 before share reclassification	1,230,564	$28.18
Reclassification of common shares to newly issued Class A voting shares and Class B non-voting shares	(1,230,564)
Outstanding at December 8, 2016 after share reclassification	—

The restricted stock and restricted share unit activity from the December 8, 2016 consummation of the Starz Merger and related reclassification of the Company's shares discussed above, through March 31, 2018 is presented in the table below:

	Restricted Share Units				Restricted Stock
	Class A Voting Shares	Weighted-Average Grant-Date Fair Value	Class B Non-Voting Shares	Weighted-Average Grant-Date Fair Value	Class B Non-Voting Shares	Weighted-Average Grant-Date Fair Value
Issuance of Class A voting shares and Class B non-voting shares upon reclassification of common shares at December 8, 2016	615,103	$26.48	615,103	$28.20	—	—
Issuance for Lions Gate replacement awards	—	—	—	—	1,861,342	$25.70
Granted	15,529	$26.78	410,857	$25.06	—	—
Vested	(105,796)	$29.55	(109,201)	$29.41	(373,148)	$25.70
Forfeited	(5,688)	$30.91	(5,688)	$30.91	(141,259)	$25.70
Outstanding at March 31, 2017	519,148	$27.85	911,071	$26.62	1,346,935	$25.70
Granted	117,295	$29.11	1,200,352	$29.44	—	$25.70
Vested	(393,137)	$27.79	(575,659)	$26.97	(587,733)	$25.70
Forfeited	(12,745)	$29.69	(24,116)	$28.06	(269,801)	$25.70
Outstanding at March 31, 2018	230,561	$28.49	1,511,648	$28.71	489,401	$25.70

The fair values of restricted stock and restricted share units are determined based on the market value of the shares on the date of grant.
The following table summarizes the total remaining unrecognized compensation cost as of March 31, 2018 related to non-vested stock options and restricted share units and the weighted average remaining years over which the cost will be recognized:

	Total Unrecognized Compensation Cost	Weighted Average Remaining Years
	(Amounts in millions)
Stock Options	$52.9	2.7
Restricted Stock and Restricted Share Units	41.6	2.2
Total	$94.5
Under the Company’s stock option and long term incentive plans, the Company withholds shares to satisfy minimum statutory federal, state and local tax withholding obligations arising from the vesting of restricted stock and restricted share units. During the year ended March 31, 2018, 674,673 shares (2017 — 1,006,888 shares, 2016 — 636,136 shares) were withheld upon the vesting of restricted stock and restricted share units.
The Company becomes entitled to an income tax deduction in an amount equal to the taxable income reported by the holders of the stock options and restricted share units when vesting or exercise occurs, the restrictions are released and the shares are issued. Restricted share units are forfeited if the employees are terminated prior to vesting.
The Company recognized excess tax benefits of $5.2 million associated with its equity awards in its tax benefit for the year ended March 31, 2018 (2017 and 2016 - none).

Other Share-Based Compensation
Pursuant to the terms of certain employment agreements, during the year ended March 31, 2018, the Company granted the equivalent of $0.8 million (2017 - $1.1 million, 2016 - $1.3 million) in shares to certain employees through the term of their employment contracts, which were recorded as compensation expense in the applicable period. Pursuant to this arrangement, for the year ended March 31, 2018, the Company issued 16,231 (2017 - 28,257 shares, 2016 - 19,578 shares), net of shares withheld to satisfy minimum tax withholding obligations.

(e) Other

In connection with an amendment of an affiliation agreement with a customer and effective upon the close of the Starz Merger, the Company agreed to issue to the customer three $16.67 million annual installments of equity (or cash at the Company's election). The total value of the contract of $50 million is being amortized as a reduction of revenue over the period from December 8, 2016 to August 31, 2019. During the year ended March 31, 2018, the Company issued to the customer 266,667 Class A voting shares valued at $8.3 million and 278,334 Class B non-voting shares valued at $8.3 million.